Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

8.	Accounts payable and accrued liabilities

($000s)	December 31, 2018	December 31, 2017
Trade payables	2,360	1,773
Trade and other payables due to related parties	112	74
Non-trade payables and accrued expenses	2,277	2,114
	4,749	3,961

In 2014 and 2015, the Company received $8.5 million related to the application for refund under the British Columbia Mineral Exploration Tax Credit program, for spending in 2010 and 2011. During 2016, upon the completion of an audit of the application by tax authorities, the Company was assessed $3.6 million, including accrued interest, for expenditures related to the application that the tax authority has categorized as not applicable to the recovery program within the British Columbia Income Tax Act. The Company recorded a $3.6 million provision within non-trade payables and accrued expenses on the consolidated statements of financial position as at December 31, 2016, with a corresponding increase to mineral interests. In 2017 the Company filed an objection to the reassessment and paid one-half of the accrued balance while the objection is reviewed. Subsequent to the year end, the Company received a decision from the appeals division that the objection was denied, and the Company expects to be reassessed for the balance. The Company intends to vigorously defend its position within Canadian courts.